Financial Commitments - Summary of Non-cancellable Energy Purchase Commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments	€ 24,032	€ 28,858	€ 26,790
Within one year [member]
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments	€ 24,032	16,480	16,330
Between 1 and 5 years [member]
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments		€ 12,378	€ 10,460